Share-based Compensation	6 Months Ended
Jun. 30, 2026
Share-Based Payment Arrangement [Abstract]
Share-based Compensation

10. Share-based Compensation

The Company operates two share-based employee compensation plans: the 2018 Pi Jersey Topco Limited Plan ("2018 Plan") for which a majority of the shares vested upon completion of the Transaction (See Note 1) and the 2021 Omnibus Incentive Plan ("2021 Plan"). The 2021 Plan serves as the successor to the 2018 Plan. The 2021 Plan became effective as of March 30, 2021 upon closing of the Transaction. Outstanding awards under the 2018 Plan continue to be subject to the terms and conditions of the 2018 Plan. No additional awards are expected to be granted in the future under the 2018 Plan. Share-based compensation expense was $22,155 and $10,775 during the three months ended June 30, 2026 and 2025, respectively and was $40,208 and $18,916 during the six months ended June 30, 2026 and 2025, respectively. As of June 30, 2026, unrecognized share-based compensation expense was $86,483.

2021 Plan

During the six months ended June 30, 2026, the Company increased the number of shares available for issuance under the 2021 Plan by 3,875,726, and as of June 30, 2026, there were 19,085,438 shares authorized for award under the 2021 plan. Under the 2021 Plan, restricted stock units (“RSUs”) that have a service condition only, generally vest ratably over three years. Performance restricted stock units (“PRSUs”) generally vest at the end of one to three years. The number of PRSUs that vest is variable depending upon the probability of achievement of certain internal performance targets and may vest between 0% and 200% of the target share amount.

During the six months ended June 30, 2026, the Company granted RSUs to all eligible employees. These awards vested 50% on April 1, 2026, and the remainder vests within twelve months subject to the employee's continued employment. The share-based compensation expense associated with these awards for the three and six months ended June 30, 2026 was $2,507 and $12,186, respectively. Certain of these awards were liability-classified share-based payment awards under ASC 718 as the value of the award was fixed and settled in a variable number of shares. Those awards were settled as of June 30, 2026 which resulted in conversion of the full liability to additional paid in capital in the unaudited consolidated statements of shareholders' equity. This conversion of $7,329 represents a non-cash investing and financing activity within the consolidated statements of cash flow.

The following table summarizes restricted stock unit activity during the six months ended June 30, 2026.

	Restricted Stock Units	Weighted average grant date fair value
Nonvested as of December 31, 2025	4,371,152	$16.18
Granted (1)	12,719,026	$6.99
Vested (2)	(3,115,726)	$11.88
Forfeited	(196,143)	$10.23
Performance adjustments (3)	(572,597)	$-
Nonvested as of June 30, 2026	13,205,712	$8.42

(1)
Represents RSUs and PRSUs granted based on performance target achievement of 100%.
(2)
Represents the total number of shares vested during the period. Common shares issued, as presented within the unaudited condensed consolidated statement of shareholders' equity, are net of shares withheld for taxes. The total grant date fair value of units vested was $37,156.
(3)
Represents the adjustment to the number of PRSUs based on actual performance compared to target.

Stock options

There were no stock options granted during the six months ended June 30, 2026 and 2025. There are 166,666 stock options outstanding as of June 30, 2026, all of which are exercisable. The exercise price of each option is based on either one or two times the fair market value of the Company’s stock at the date of grant. The options have a contractual ten-year life and are fully vested.

Other share-based payment awards

During the six months ended June 30, 2026, the Company adopted a short-term incentive program pursuant to which fully-vested shares of the Company’s common stock would be issued at or around the time of determining the Company’s performance under such program in early 2027, if the Company achieves certain performance targets. The potential issuance of these shares of common stock are accounted for as share-based payment awards. Share-based compensation expense associated with these awards for both the three and six months ended June 30, 2026 was $7,017. These awards are liability-classified share-based payment awards under ASC 718 as the value of the award is fixed and will be settled in a variable number of shares and are classified as a current liability within the unaudited condensed consolidated statement of financial position based on the expected timing of the vesting of shares.

Share-based compensation liability (2018 Plan)

Certain employee equity-based awards were modified in conjunction with the Transaction. Their settlement terms changed such that instead of Topco's shares, the awardees received Paysafe Limited common shares as well as Topco’s shares. The modification resulted in a change in the classification of the modified awards, with the Topco shares being accounted for as a liability-classified share-based payment award under ASC 718 as they will be settled in cash. The corresponding liability was measured at fair value at the modification date (i.e. the Transaction date), and is subsequently remeasured at fair value at each reporting date, with changes in its value reported as share-based compensation expense. The awards settled in Paysafe Limited common shares continue to be accounted for as equity-based awards.

As of June 30, 2026 and December 31, 2025, this share-based compensation liability was $2,428, which is classified as a current or non-current liability within the unaudited condensed consolidated statements of financial position based on the expected timing of the redemption of shares.

Employee Share Purchase Plan

Employees are eligible to contribute to the Company’s Employee Share Purchase Plan (the “Purchase Plan”). The Purchase Plan is not intended to be an employee benefit plan under the Employee Retirement Income Security Act of 1974, as amended, nor qualify as an “employee stock purchase plan” under Section 423 of the Internal Revenue Code. Under the Purchase Plan, eligible employees may designate from one percent to fifteen percent of their compensation to be withheld for the purchase of PSFE shares at the market price of the shares at the end of each one-month offering period. The Company grants restricted stock units equal to 25% of the PSFE shares that are purchased by participating employees on each purchase date (“Match RSU Award”).

The Match RSU Award cliff vests six months from the last day of the offering period, subject to the employee’s continued employment at the vesting date. The fair value of the Match RSU Award is recognized on a straight-line basis over the vesting period. The maximum number of shares of common stock authorized under the Purchase Plan for participant contributions and Match RSU Awards is 2,083,333.

For the three and six months ended June 30, 2026, 37,714 and 73,040 treasury shares, respectively, were reissued to employees in connection with this Purchase Plan. For the three and six months ended June 30, 2025, 25,444 and 46,785 treasury shares, respectively, were reissued to employees in connection with this Purchase Plan.

Preference Shares

We have authorized 233,333,333 shares in the Company that have not yet been issued, the rights and restrictions attached to which are not defined by the Company bylaws. Pursuant to the Company bylaws, preference shares may be issued by the Company from time to time, and the Company Board is authorized (without any requirement for further shareholder action) to determine the rights, preferences, powers, qualifications, limitations and restrictions attached to those shares.